Loss per share (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares
Loss per share
Loss of the year | €		€ (408,265)		€ (608,455)		€ (181,208)
Weighted average number of shares outstanding | shares		51,075,827		45,410,442		38,619,121
Basic loss per share	$ (7.99)		$ (13.40)		$ (4.69)
Diluted loss per share	$ (7.99)		$ (13.40)		$ (4.69)